Earnings per share	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
18.	Earnings per share

The following table presents a reconciliation of the income and share data used in the basic and diluted earnings per share (“EPS”) computations for the dates indicated:

	Years ended December 31,
	2014	2013	2012
Net income from continuing operations attributable to Bladex stockholders for both basic and diluted EPS	106,940	84,757	93,713
Net loss from discontinued operations	-	(4)	(681)
Net income attributable to Bladex stockholders for both basic and diluted EPS	106,940	84,753	93,032

Basic earnings per share from continuing operations	2.76	2.21	2.48
Diluted earnings per share from continuing operations	2.75	2.20	2.47

Basic loss per share from discontinued operations	-	(0.00)	(0.02)
Diluted loss per share from discontinued operations	-	(0.00)	(0.02)

Basic earnings per share	2.76	2.21	2.46
Diluted earnings per share	2.75	2.20	2.45

Weighted average common shares outstanding - applicable to basic	38,693	38,406	37,824

Weighted average common shares outstanding - applicable to basic	38,693	38,406	37,824
Effect of dilutive securities:
Stock options and restricted stock units plans	146	127	114
Adjusted weighted average common shares outstanding applicable to diluted EPS	38,839	38,533	37,938